Capital Stock and Long-term Retention Plan	12 Months Ended
Dec. 31, 2019
Capital Stock and Long-term Retention Plan
Capital Stock and Long-term Retention Plan

17.Capital Stock and Long-term Retention Plan

Capital Stock

The Company has four classes of capital stock: Series “A” Shares, Series “B” Shares, Series “D” Shares and Series “L” Shares, with no par value. The Series “A” Shares and Series “B” Shares are common shares. The Series “D” Shares are limited-voting and preferred dividend shares, with a preference upon liquidation. The Series “L” Shares are limited-voting shares.

The Company’s shares are publicly traded in Mexico, primarily in the form of Ordinary Participation Certificates (“CPOs”), each CPO representing 117 shares comprised of 25 Series “A” Shares, 22 Series “B” Shares, 35 Series “D” Shares and 35 Series “L” Shares; and in the United States in the form of Global Depositary Shares (“GDS”), each GDS representing five CPOs. Non-Mexican holders of CPOs do not have voting rights with respect to the Series “A”, Series “B” and Series “D” Shares.

At December 31, 2019, shares of capital stock and CPOs consisted of (in millions):

		Repurchased	Held by a
	Authorized and	by the	Company’s
	Issued (1) (4)	Company (2) (4)	Trust (3) (4)	Outstanding
Series “A” Shares	122,179.4	(973.7)	(4,981.8)	116,223.9
Series “B” Shares	58,019.7	(856.9)	(4,310.0)	52,852.8
Series “D” Shares	88,554.1	(1,363.3)	(3,107.0)	84,083.8
Series “L” Shares	88,554.1	(1,363.3)	(3,107.0)	84,083.8
Total	357,307.3	(4,557.2)	(15,505.8)	337,244.3

Shares in the form of CPOs	296,023.0	(4,557.2)	(10,386.3)	281,079.5
Shares not in the form of CPOs	61,284.3	—	(5,119.5)	56,164.8
Total	357,307.3	(4,557.2)	(15,505.8)	337,244.3
CPOs	2,530.1	(38.9)	(88.8)	2,402.4
(1)	As of December 31, 2019, the authorized and issued capital stock amounted to Ps.4,907,765 (nominal Ps.2,459,154).
(2)

In 2019 and 2018, the Company repurchased, 4,557.2 million shares and 2,977.6 million shares, respectively, in the form of 38.9 million CPOs and 25.5 million CPOs, respectively, in the amount of Ps.1,385,750 and Ps.1,541,180, respectively, in connection with a share repurchase program that was approved by the Company’s stockholders and is exercised at the discretion of management.

(3)	In connection with the Company’s Long-Term Retention Plan described below.
(4)

On April 27, 2018, the Company’s stockholders approved to cancel in May 2018, 5,122.6 million shares of the Company’s capital stock in the form of 43.8 million CPOs, which were repurchased or acquired by the Company in 2017 and 2018.

A reconciliation of the number of shares and CPOs outstanding for the years ended December 31, 2019 and 2018, is presented as follows (in millions):

	Series “A”	Series “B”	Series “D”	Series “L”	Shares	CPOs
	Shares	Shares	Shares	Shares	Outstanding	Outstanding
As of January 1, 2018	116,787.7	53,935.8	85,806.8	85,806.8	342,337.1	2,451.6
Repurchased (1)	(636.3)	(559.9)	(890.7)	(890.7)	(2,977.6)	(25.5)
Acquired (2)	(1,074.2)	(945.3)	(1,503.8)	(1,503.8)	(5,027.1)	(42.9)
Released (2)	1,130.0	685.5	1,090.6	1,090.6	3,996.7	31.2
As of December 31, 2018	116,207.2	53,116.1	84,502.9	84,502.9	338,329.1	2,414.4
Repurchased (1)	(973.7)	(856.9)	(1,363.3)	(1,363.3)	(4,557.2)	(38.9)
Acquired (2)	(65.6)	(57.7)	(91.9)	(91.9)	(307.1)	(2.7)
Released (2)	1,056.0	651.3	1,036.1	1,036.1	3,779.5	29.6
As of December 31, 2019	116,223.9	52,852.8	84,083.8	84,083.8	337,244.3	2,402.4
(1)	In connection with a share repurchase program.
(2)	By a Company’s trust in connection with the Company’s Long-Term Retention Plan described below.

Under the Company’s bylaws, the Company’s Board of Directors consists of 20 members, of which the holders of Series “A” Shares, Series “B” Shares, Series “D” Shares and Series “L” Shares, each voting as a class, are entitled to elect eleven members, five members, two members and two members, respectively.

Holders of Series “D” Shares are entitled to receive a preferred dividend equal to 5% of the nominal capital attributable to those Shares (nominal Ps.0.00034412306528 per share) before any dividends are payable in respect of Series “A” Shares, Series “B” Shares or Series “L” Shares. Holders of Series “A” Shares, Series “B” Shares and Series “L” Shares are entitled to receive the same dividends as holders of Series “D” Shares if stockholders declare dividends in addition to the preferred dividend that holders of Series “D” Shares are entitled to. If the Company is liquidated, Series “D” Shares are entitled to a liquidation preference equal to the nominal capital attributable to those Shares nominal Ps.0.00688246130560 per share before any distribution is made in respect of Series “A” Shares, Series “B” Shares and Series “L” Shares.

At December 31, 2019, the restated for inflation tax value of the Company’s common stock was Ps.50,954,808. In the event of any capital reduction in excess of the tax value of the Company’s common stock, such excess will be treated as dividends for income tax purposes (see Note 18).

Long-Term Retention Plan

The Company has adopted a Long-Term Retention Plan for the conditional sale of the Company’s capital stock to key Group officers and employees under a special purpose trust.

At the Company’s annual general ordinary stockholders’ meeting held on April 2, 2013, the Company’s stockholders approved that the number of CPOs that may be granted annually under the Long-Term Retention Plan shall be up to 1.5% of the capital of the Company. As of December 31, 2019, approximately 32.0 million CPOs or CPO equivalents that were transferred to Plan Participants were sold in the open market during 2017, 2018 and 2019. Additional sales will continue to take place during or after 2020.

The special purpose trust created to implement the Long-Term Retention Plan as of December 31, 2019 had approximately 132.5 million CPOs or CPO equivalents. This figure is net of approximately 42.5, 34.3 and 32.3 million CPOs or CPO equivalents vested in 2017, 2018 and 2019, respectively. Of the 132.5 million CPOs or CPO equivalents approximately 67% are in the form of CPOs and the remaining 33% are in the form of Series “A”, Series “B”, Series “D” and Series “L” Shares. As of December 31, 2019, approximately 132.6 million CPOs or CPO equivalents are held by a company trust and will become vested between 2020 and 2022 at prices ranging from Ps.90.59 to Ps.38.36 per CPO which may be reduced by dividends, a liquidity discount and the growth of the consolidated or relevant segment Operating Income Before Depreciation and Amortization, or OIBDA (including OIBDA affected by acquisitions) between the date of award and the vesting date, among others. During the year ended December 31, 2018, the Company made a funding for acquisition of shares in the aggregate amount of Ps. 1,100,000 to the trust held for the Company’s Long-Term Retention Plan.

In the fourth-quarter of 2019, the Company agreed to: (i) cancel 9,490.5 million shares that were conditionally sold to our officers and employees in 2015, 2016 and 2017, which conditions had not been complied with in full yet; and (ii) conditionally sell 4,745.3 million shares to the same officers and employees at a lower price and additional vesting periods of two and three years. In connection with these events, the Company recognized an additional expense that is included in the cost for the year ended December 31, 2019 (see Note 2 (y)).

As of December 31, 2019, the designated Retention Plan trust owned approximately 0.8 million CPOs or CPOs equivalents, which have been reserved to a group of employees, and may be sold at a price at least of Ps.36.52 per CPO, subject to certain conditions, in vesting periods between 2020 and 2023.

The Group has determined its share-based compensation expense (see Note 2 (y)) by using the BSPM at the date on which the stock was conditionally sold to personnel under the Company’s Long-Term Retention Plan, on the following arrangements and weighted-average assumptions:

	Long-Term Retention Plan
Arrangements:
Year of grant	2015		2016		2017		2018		2019
Number of CPOs or CPOs equivalent granted	39,000		39,000		37,000		32,500		72,558
Contractual life	3	years	3	years	3	years	3	years	2.67	years

Assumptions:
Dividend yield	0.33%		0.38%		0.38%		0.55%		0.82%
Expected volatility (1)	26.92%		27.60%		24.58%		25.38%		30.47%
Risk-free interest rate	4.61%		4.83%		7.04%		7.17%		6.88%
Expected average life of awards	3.00	years	3.00	years	2.96	years	3.00	years	2.67	years
(1)	Volatility was determined by reference to historically observed prices of the Company’s CPOs.

A summary of the stock conditionally sold to employees as of December 31, is presented below (in Mexican pesos and thousands of CPOs):

	2019		2018
		Weighted-		Weighted-
	CPOs or CPOs	Average Exercise	CPOs or CPOs	Average Exercise
	Equivalent	Price	Equivalent	Price

Long-Term Retention Plan:
Outstanding at beginning of year	179,051	75.77	157,915	79.75
Conditionally sold	72,558	38.50	32,500	52.05
Paid by employees	(3,107)	33.75	(6,897)	41.09
Forfeited	(5,030)	73.20	(4,467)	79.38
Outstanding at end of year	243,472	65.19	179,051	75.77
To be paid by employees at end of year	110,828	81.26	81,631	78.48

As of December 31, 2019 and 2018, the weighted-average remaining contractual life of the stock conditionally sold to employees under the Long- Term Retention Plan is 1.70 years and 1.28 years respectively.